Financial instruments - Summary of exchange rates (Detail)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
CA$ – US$
Disclosure of detailed information about financial instruments [line items]
Average rate	0.7722	0.7979
Reporting date rate	0.7439	0.7822
Euro – US$
Disclosure of detailed information about financial instruments [line items]
Average rate	1.06	1.1906
Reporting date rate	1.0406	1.1338